VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—7.0%
U.S. Treasury Notes
2.500%, 4/30/24	$ 209,750	$ 207,833
1.000%, 12/15/24	25,430	24,523
0.250%, 5/31/25	17,850	16,810
1.625%, 2/15/26	25,355	24,027
4.375%, 8/15/26	33,880	34,108
Total U.S. Government Securities (Identified Cost $306,994)		307,301

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1 6.706%, 6/1/46	4,120	3,539
Total Municipal Bond (Identified Cost $3,872)		3,539

Foreign Government Securities—2.2%
Arab Republic of Egypt
144A 5.800%, 9/30/27(2)	2,910	2,236
144A 7.600%, 3/1/29(2)	4,075	3,100
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	2,782
RegS 7.750%, 10/13/19(3)(4)	9,851	1,321
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/29	21,320BRL	4,373
Dominican Republic
144A 5.500%, 2/22/29(2)	8,710	8,513
144A 7.050%, 2/3/31(2)	2,200	2,308
Hungary Government International Bond 144A 6.125%, 5/22/28(2)	9,800	10,194
Kingdom of Jordan 144A 7.500%, 1/13/29(2)	5,500	5,562
Kingdom of Morocco 144A 5.950%, 3/8/28(2)	3,000	3,073
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	13,575	13,308
Republic of Serbia 144A 6.250%, 5/26/28(2)	6,800	6,951
Republic of Turkiye
9.375%, 3/14/29	3,230	3,565
9.125%, 7/13/30	7,490	8,248
Saudi International Bond 144A 4.750%, 1/18/28(2)	6,500	6,553
United Mexican States
3.750%, 1/11/28	8,700	8,382
5.400%, 2/9/28	5,300	5,424
Total Foreign Government Securities (Identified Cost $116,308)		95,893

	Par Value(1)	Value

Mortgage-Backed Securities—26.4%
Agency—2.7%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	$ 31,872	$ 32,620
Pool #SD3238 5.500%, 12/1/52	2,888	2,906
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	8	8
Pool #725762 6.000%, 8/1/34	45	47
Pool #773385 5.500%, 5/1/34	54	56
Pool #800267 5.500%, 12/1/34	13	13
Pool #806318 5.500%, 11/1/34	106	109
Pool #806328 5.500%, 11/1/34	90	92
Pool #808018 5.500%, 1/1/35	66	68
Pool #889578 6.000%, 4/1/38	32	33
Pool #890710 3.000%, 2/1/31	2,272	2,184
Pool #941322 6.000%, 7/1/37	5	5
Pool #AC6992 5.000%, 12/1/39	924	939
Pool #AD3841 4.500%, 4/1/40	976	975
Pool #AD4224 5.000%, 8/1/40	1,083	1,101
Pool #AD6058 4.000%, 8/1/25	293	287
Pool #AE4799 4.000%, 10/1/40	11	10
Pool #AH4009 4.000%, 3/1/41	1,316	1,282
Pool #AI2472 4.500%, 5/1/41	796	795
Pool #AO5149 3.000%, 6/1/27	94	91
Pool #AS6515 4.000%, 1/1/46	1,743	1,680
Pool #FS4438 5.000%, 11/1/52	12,252	12,137
Pool #MA4785 5.000%, 10/1/52	11,343	11,236
Pool #MA4805 4.500%, 11/1/52	22,907	22,212
Pool #MA5072 5.500%, 7/1/53	29,744	29,875
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	5	5
		120,766

Non-Agency—23.7%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(5)	10,389	10,476
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(2)(5)	$ 3,015	$ 2,821
2021-A, A1 144A 1.065%, 9/25/65(2)(5)	7,517	6,598
2022-B, A1 144A 3.500%, 3/27/62(2)(5)	16,260	15,304
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(2)	18,794	18,430
2015-SFR1, A 144A 3.467%, 4/17/52(2)	10,194	9,910
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(2)	8,627	8,202
2020-SFR1, B 144A 2.120%, 4/17/37(2)	6,739	6,412
2020-SFR2, D 144A 3.282%, 7/17/37(2)	1,680	1,603
2020-SFR3, B 144A 1.806%, 9/17/37(2)	4,362	4,079
2021-SFR2, C 144A 1.877%, 8/17/38(2)	4,535	4,079
2021-SFR3, D 144A 2.177%, 10/17/38(2)	6,675	5,950
2021-SFR4, B 144A 2.417%, 12/17/38(2)	4,106	3,725
2022-SFR1, C 144A 3.740%, 3/17/39(2)	1,985	1,841
2022-SFR3, C 144A 4.000%, 10/17/39(2)	2,000	1,853
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(5)	3,098	2,880
2021-3, A2 144A 1.305%, 5/25/66(2)(5)	1,752	1,464
2021-5, A1 144A 0.951%, 7/25/66(2)(5)	6,618	5,565
2021-8, A1 144A 1.820%, 11/25/66(2)(5)	9,870	8,350
2022-5, A1 144A 4.500%, 5/25/67(2)(5)	5,006	4,880
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	3,120	2,978
2019-2, A1 144A 3.347%, 4/25/49(2)(5)	2,857	2,688
2021-1R, A1 144A 1.175%, 10/25/48(2)(5)	4,604	3,758
2022-1, A1B 144A 3.269%, 12/25/56(2)(5)	4,252	3,733
Banc of America Funding Trust 2004-D, 5A1 4.593%, 1/25/35(5)	810	787
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.281%, 3/15/37(2)(5)	10,490	9,729
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	12,132	12,334
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.726%, 2/15/29(2)(5)	1,975	1,972
	Par Value(1)	Value

Non-Agency—continued
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.260%, 4/15/37(2)(5)	$ 18,900	$ 18,627
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 10/25/59(2)(5)	4,309	4,224
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(5)	1,569	1,488
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.726%, 10/15/36(2)(5)	6,626	6,588
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.323%, 2/15/39(2)(5)	9,243	8,918
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.679%, 5/15/35(2)(5)	19,910	19,583
2019-OC11, B 144A 3.605%, 12/9/41(2)	5,000	4,457
2019-OC11, D 144A 3.944%, 12/9/41(2)(5)	7,699	6,701
2022-CLS, A 144A 5.760%, 10/13/27(2)	15,725	15,734
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.982%, 9/15/38(2)(5)	4,505	4,528
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	3,908	3,569
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	5,838	5,321
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.890%, 5/25/34(5)	283	257
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(5)	4,825	4,514
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(2)(5)	2,345	2,149
2018-RP1, A1 144A 3.000%, 9/25/64(2)(5)	3,086	2,966
2019-RP1, A1 144A 3.500%, 1/25/66(2)(5)	3,844	3,681
2020-EXP1, A1B 144A 1.804%, 5/25/60(2)(5)	1,462	1,335
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(2)(5)	2,714	2,377
2021-3R, A2 144A 1.257%, 12/25/64(2)(5)	636	555
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(5)	14,673	13,815
2022-4, A1 144A 4.301%, 3/25/67(2)(5)	7,167	6,925
2022-5, A1 144A 4.550%, 4/25/67(2)(5)	14,358	14,073
2023-3, A1 144A 7.180%, 9/25/68(2)(5)	5,217	5,344
2021-2R, A1 144A 0.798%, 7/27/54(2)	1,782	1,555

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(2)(5)	$ 4,265	$ 3,597
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	10,795	10,026
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(5)	9,555	8,991
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(2)	7,274	7,009
2020-3, A 144A 1.358%, 8/15/53(2)	3,322	3,080
2020-4, A 144A 1.174%, 12/15/52(2)	11,873	10,995
2022-1, A 144A 4.744%, 6/17/55(2)(5)	7,318	7,218
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.389%, 5/15/36(2)(5)	22,728	22,729
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(5)	6,434	6,151
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(5)	2,441	2,215
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	10,975	9,702
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(5)	5,936	5,282
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	1,164	1,090
2020-1, A1 144A 2.006%, 5/25/65(2)(5)	1,043	1,007
2020-2, A1 144A 1.178%, 10/25/65(2)(5)	4,699	4,193
2021-1, A2 144A 1.003%, 2/25/66(2)(5)	904	765
2022-1, A1 144A 2.206%, 1/25/67(2)(5)	6,566	5,510
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.176%, 7/15/38(2)(5)	5,171	5,087
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	7,020	6,563
2020-SFR2, A 144A 1.266%, 10/19/37(2)	4,599	4,263
2020-SFR2, B 144A 1.567%, 10/19/37(2)	21,195	19,644
2021-SFR1, D 144A 2.189%, 8/17/38(2)	7,260	6,538
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(5)	694	629
2019-2, A52 144A 3.500%, 6/25/59(2)(5)	3,818	3,368
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(2)(5)	1,018	970
	Par Value(1)	Value

Non-Agency—continued
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.276%, 2/15/38(2)(5)	$ 5,700	$ 4,256
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	2,630	2,232
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(5)	9,033	9,147
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(5)	8,533	8,210
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.851%, 8/15/39(2)(5)	10,161	10,193
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(5)	6,407	6,357
2015-C32, AS 3.984%, 11/15/48	2,495	2,304
JPMorgan Chase Mortgage Trust
2006-A6, 3A3L 4.406%, 10/25/36(5)	239	172
2014-1, 2A12 144A 3.500%, 1/25/44(2)(5)	583	526
2014-5, B1 144A 2.749%, 10/25/29(2)(5)	1,882	1,700
2014-5, B2 144A 2.749%, 10/25/29(2)(5)	886	796
2015-1, AM1 144A 6.681%, 12/25/44(2)(5)	670	646
2015-5, A2 144A 6.788%, 5/25/45(2)(5)	856	843
2017-3, 2A2 144A 2.500%, 8/25/47(2)(5)	1,727	1,488
2017-5, A1 144A 3.684%, 10/26/48(2)(5)	2,365	2,331
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 6.220%, 4/25/46(2)(5)	4,255	4,079
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.358%, 5/15/36(2)(5)	14,572	14,515
LHOME Mortgage Trust
2021-RTL1, A1 144A 3.090%, 2/25/26(2)(5)	410	409
2021-RTL2, A1 144A 2.090%, 6/25/26(2)(5)	3,699	3,667
MetLife Securitization Trust
2017-1A, M1 144A 3.447%, 4/25/55(2)(5)	7,930	6,935
2018-1A, A 144A 3.750%, 3/25/57(2)(5)	14,159	13,470
2019-1A, A1A 144A 3.750%, 4/25/58(2)(5)	4,677	4,535
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(5)	10,298	9,836
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(5)	3,590	3,387
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(5)	1,692	1,515

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2021-INV1, A1 144A 0.852%, 1/25/56(2)(5)	$ 1,071	$ 986
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(5)	1,983	1,892
2017-3, M2 144A 3.250%, 1/25/61(2)(5)	8,970	8,276
2019-1, M2 144A 3.500%, 10/25/69(2)(5)	12,131	10,651
2021-NMR1, A1 144A 1.125%, 11/25/60(2)(5)	3,685	3,435
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	12,180	12,554
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 7.367%, 2/25/34(5)	343	327
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.893%, 6/25/44(2)(5)	2,111	2,102
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(5)	3,322	3,132
2015-2A, A1 144A 3.750%, 8/25/55(2)(5)	2,786	2,619
2016-1A, A1 144A 3.750%, 3/25/56(2)(5)	1,523	1,427
2016-3A, A1 144A 3.750%, 9/25/56(2)(5)	1,810	1,696
2016-4A, A1 144A 3.750%, 11/25/56(2)(5)	2,365	2,221
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	9,255	8,754
2018-2A, A1 144A 4.500%, 2/25/58(2)(5)	5,220	5,059
2019-RPL2, M2 144A 3.750%, 2/25/59(2)(5)	595	510
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(5)	3,167	2,880
2022-RTL1, A1F 144A 4.336%, 12/25/26(2)	8,710	8,492
2014-3A, AFX3 144A 3.750%, 11/25/54(2)(5)	2,723	2,553
2016-2A, A1 144A 3.750%, 11/26/35(2)(5)	3,428	3,238
2018-1A, A1A 144A 4.000%, 12/25/57(2)(5)	6,511	6,187
NewRez Warehouse Securitization Trust 2021-1, C (1 month Term SOFR + 1.164%, Cap N/A, Floor 1.050%) 144A 6.520%, 5/25/55(2)(5)	11,999	11,977
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(5)	9,824	8,070
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(2)	4,122	3,760
OBX Trust 2018-1, A2 (1 month Term SOFR + 0.764%) 144A 6.120%, 6/25/57(2)(5)	1,957	1,863
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(2)(5)	7,890	7,800
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(2)(5)	1,932	1,911
	Par Value(1)	Value

Non-Agency—continued
2021-RPL2, A1 144A 1.455%, 10/25/51(2)(5)	$ 19,159	$ 17,230
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(2)(5)	9,237	8,762
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(2)(5)	10,955	10,999
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(2)	10,340	10,072
2020-SFR2, E 144A 5.115%, 6/17/37(2)	6,890	6,758
2021-SFR3, D 144A 2.288%, 5/17/26(2)	11,130	10,068
2021-SFR5, D 144A 2.109%, 7/17/38(2)	2,500	2,250
2021-SFR6, D 144A 2.225%, 7/17/38(2)	3,750	3,354
2020-SFR3, A 144A 1.294%, 10/17/27(2)	4,637	4,312
2021-SFR1, C 144A 1.555%, 4/17/38(2)	1,430	1,296
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(5)	1,893	1,588
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(2)(5)	3,512	2,945
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(5)	6,138	6,208
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(5)	8,321	8,439
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(2)(5)	186	185
2020-1, A1 144A 2.376%, 1/26/60(2)(5)	1,191	1,135
Sequoia Mortgage Trust 2013-8, B1 3.479%, 6/25/43(5)	1,226	1,170
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(2)(5)	5,774	4,575
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(2)(5)	4,704	4,158
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(5)	437	411
2021-3, A3 144A 1.518%, 6/25/56(2)(5)	2,042	1,672
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(2)(5)	6,700	6,810
Towd Point Mortgage Trust
2016-4, B1 144A 4.009%, 7/25/56(2)(5)	8,095	7,612
2017-1, M1 144A 3.750%, 10/25/56(2)(5)	4,374	4,192
2018-2, A2 144A 3.500%, 3/25/58(2)(5)	12,525	11,779
2018-6, A1A 144A 3.750%, 3/25/58(2)(5)	2,757	2,694
2018-6, A1B 144A 3.750%, 3/25/58(2)(5)	1,705	1,607
2019-2, A2 144A 3.750%, 12/25/58(2)(5)	925	827

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.070%, 5/25/58(2)(5)	$ 4,045	$ 4,110
2020-1, M1 144A 3.500%, 1/25/60(2)(5)	4,820	4,009
2020-MH1, A2 144A 2.500%, 2/25/60(2)(5)	12,111	10,928
2021-1, A2 144A 2.750%, 11/25/61(2)(5)	12,970	10,452
2017-6, A2 144A 3.000%, 10/25/57(2)(5)	11,390	10,385
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	5,243	4,587
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	6,490	5,913
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(2)(5)	5,176	5,127
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(5)	8,445	8,148
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(5)	11,844	11,414
2021-NPL6, A1 144A 1.917%, 9/25/51(2)(5)	7,839	7,662
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(2)(5)	5,775	4,968
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(2)(5)	6,070	5,492
2019-INV2, A1 144A 3.913%, 7/25/59(2)(5)	3,508	3,358
2021-2, A1 144A 1.031%, 2/25/66(2)(5)	4,652	4,014
2021-R3, A1 144A 1.020%, 4/25/64(2)(5)	4,254	3,781
2022-4, A1 144A 4.474%, 4/25/67(2)(5)	12,171	11,877
2022-5, A1 144A 3.800%, 4/25/67(2)(5)	20,137	18,908
2022-7, A1 144A 5.152%, 7/25/67(2)(5)	7,513	7,521
2023-8, A1 144A 6.259%, 12/25/68(2)(5)	3,110	3,132
2020-1, A1 144A 2.417%, 1/25/60(2)(5)	1,393	1,330
2020-4, A1 144A 1.502%, 5/25/65(2)(5)	5,141	4,825
2021-R1, A1 144A 0.820%, 10/25/63(2)(5)	3,411	3,087
2021-R2, A1 144A 0.918%, 2/25/64(2)(5)	3,286	2,892
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(5)	2,411	2,295
2021-1R, A1 144A 1.280%, 5/25/56(2)	6,561	5,826
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(2)(5)	11,785	11,672
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	217	209
	Par Value(1)	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$ 6,689	$ 6,265
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(5)	2,299	1,960
		1,045,483

Total Mortgage-Backed Securities (Identified Cost $1,229,701)		1,166,249

Asset-Backed Securities—25.7%
Automobiles—11.8%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(2)	6,078	6,009
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(2)	723	715
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	8,010	8,037
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(2)	307	306
2021-3, C 144A 0.980%, 11/15/27(2)	504	501
2022-1, E 144A 3.640%, 3/13/28(2)	11,425	10,754
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(2)	5,950	5,953
Avid Automobile Receivables Trust
2021-1, D 144A 1.990%, 4/17/28(2)	3,200	3,077
2021-1, E 144A 3.390%, 4/17/28(2)	1,590	1,494
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	15,919	15,422
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(2)	8,025	7,671
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	9,205	8,587
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,870	1,701
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(2)	11,500	10,254
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(2)	3,393	3,445
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(2)	1,770	1,763
CarNow Auto Receivables Trust
2021-1A, C 144A 2.160%, 2/17/26(2)	730	728
2022-1A, B 144A 4.890%, 3/16/26(2)	2,162	2,153
2023-1A, C 144A 7.240%, 9/15/26(2)	12,824	12,622
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(2)	3,778	3,753

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2020-N1A, D 144A 3.430%, 1/15/26(2)	$ 2,573	$ 2,563
2020-P1, C 1.320%, 11/9/26	2,250	2,047
2021-N2, C 1.070%, 3/10/28	1,724	1,614
2021-N3, D 1.580%, 6/12/28	8,864	8,480
2021-P3, B 1.420%, 8/10/27	4,590	4,083
2022-N1, C 144A 3.320%, 12/11/28(2)	2,089	2,030
2022-N1, D 144A 4.130%, 12/11/28(2)	7,315	7,082
2023-N1, C 144A 5.920%, 7/10/29(2)	3,044	3,030
2023-N4, C 144A 6.590%, 2/11/30(2)	4,970	5,063
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(2)	4,015	3,818
CPS Auto Receivables Trust
2022-D, D 144A 8.730%, 1/16/29(2)	7,170	7,544
2023-D, C 144A 7.170%, 1/15/30(2)	8,549	8,762
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(2)	4,954	4,936
2022-1A, A 144A 4.600%, 6/15/32(2)	7,275	7,202
2023-2A, A 144A 5.920%, 5/16/33(2)	2,080	2,081
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(2)	3,930	3,758
2021-1A, E 144A 2.380%, 1/18/28(2)	2,000	1,896
2021-2A, C 144A 1.100%, 2/16/27(2)	4,315	4,253
2021-2A, D 144A 1.500%, 2/16/27(2)	4,350	4,147
2022-2A, D 144A 5.460%, 3/15/28(2)	7,500	7,390
2023-1A, D 144A 6.440%, 11/15/28(2)	1,741	1,741
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(2)	3,431	3,386
2020-3A, E 144A 3.440%, 8/17/26(2)	3,015	2,935
2021-1A, C 0.740%, 1/15/26	80	80
2022-3A, C 5.300%, 9/15/27	8,423	8,373
2023-2A, B 5.610%, 9/15/27	10,000	9,961
2023-3A, D 6.680%, 4/16/29	3,723	3,758
2023-5A, B 6.580%, 4/17/28	5,718	5,791
	Par Value(1)	Value

Automobiles—continued
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(2)	$ 8,847	$ 8,785
2023-1A, A2 144A 6.570%, 6/15/28(2)	2,598	2,589
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(2)	2,915	2,836
2021-2A, C 144A 1.470%, 11/15/27(2)	6,395	5,968
2022-1A, C 144A 3.130%, 5/15/28(2)	5,745	5,486
Flagship Credit Auto Trust
2020-1, C 144A 2.240%, 1/15/26(2)	875	874
2020-3, C 144A 1.730%, 9/15/26(2)	2,584	2,531
2020-4, C 144A 1.280%, 2/16/27(2)	3,807	3,730
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(2)	2,110	2,026
2022-1, B 144A 2.150%, 5/17/27(2)	2,140	2,054
2023-1, A3 144A 5.390%, 12/15/27(2)	175	175
2023-2, A2 144A 5.990%, 5/15/28(2)	6,170	6,207
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	8,821	8,714
2020-3A, D 144A 2.270%, 5/15/26(2)	7,489	7,396
2020-3A, E 144A 4.310%, 7/15/27(2)	4,410	4,338
2020-4A, C 144A 1.140%, 11/17/25(2)	283	283
2022-1A, C 144A 3.190%, 2/16/27(2)	6,000	5,846
2022-2A, C 144A 5.300%, 4/17/28(2)	3,075	3,045
2022-2A, D 144A 6.150%, 4/17/28(2)	4,565	4,546
2023-1A, B 144A 6.190%, 6/15/27(2)	4,105	4,113
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	4,400	4,444
2023-2A, A3 144A 6.380%, 2/15/29(2)	1,725	1,765
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	4,407	4,431
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(2)	5,894	5,586
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(2)	7,395	7,124
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	2,705	2,576
2022-1A, A 144A 5.210%, 6/15/27(2)	4,475	4,452

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2023-1A, D 144A 7.300%, 6/17/30(2)	$ 2,570	$ 2,611
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(2)	7,049	7,094
Lobel Automobile Receivables Trust
2023-1, A 144A 6.970%, 7/15/26(2)	1,652	1,655
2023-1, B 144A 7.050%, 9/15/28(2)	8,568	8,515
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	10,766	10,879
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(2)	6,019	6,045
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(2)	17,610	16,066
2022-1A, C 144A 5.310%, 6/14/29(2)	7,485	7,344
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(2)	6,000	5,675
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	5,770	5,788
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(2)	2,110	2,121
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(2)	5,431	5,510
Santander Drive Auto Receivables Trust
2021-3, C 0.950%, 9/15/27	5,488	5,440
2022-7, A2 5.810%, 1/15/26	954	954
2023-1, B 4.980%, 2/15/28	4,101	4,071
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	5,155	5,202
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(2)	3,040	3,027
2023-1A, B 144A 6.840%, 11/16/26(2)	995	996
2023-1A, C 144A 7.240%, 2/16/27(2)	5,547	5,570
United Auto Credit Securitization Trust
2021-1, D 144A 1.140%, 6/10/26(2)	1,122	1,120
2022-1, C 144A 2.610%, 6/10/27(2)	1,119	1,115
2023-1, B 144A 5.910%, 7/10/28(2)	7,699	7,680
2023-1, C 144A 6.280%, 7/10/28(2)	4,655	4,639
2023-1, D 144A 8.000%, 7/10/28(2)	7,750	7,871
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	9,585	9,590
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(2)	2,733	2,696
2022-1, B 144A 4.390%, 8/16/27(2)	15,000	14,768
	Par Value(1)	Value

Automobiles—continued
2023-1, B 144A 7.170%, 11/15/28(2)	$ 10,000	$ 9,999
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(2)	292	291
2021-3A, D 144A 2.120%, 1/15/27(2)	4,720	4,491
2022-1A, B 144A 2.750%, 3/15/27(2)	6,090	6,006
2023-1A, C 144A 5.740%, 8/15/28(2)	1,415	1,410
		520,908

Collateralized Loan Obligations—0.4%
GoldenTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month Term SOFR + 1.332%, Cap N/A, Floor 1.070%) 144A 6.747%, 1/20/33(2)(5)	18,315	18,295
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month Term SOFR + 1.162%, Cap N/A, Floor 1.162%) 144A 6.577%, 4/20/29(2)(5)	1,131	1,128
		19,423

Consumer Loans—1.4%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(2)	2,190	2,190
Affirm Asset Securitization Trust
2022-A, 1A 144A 4.300%, 5/17/27(2)	4,930	4,852
2022-A, A 144A 4.300%, 5/17/27(2)	4,765	4,690
2023-B, A 144A 6.820%, 9/15/28(2)	7,678	7,793
Lendingpoint Asset Securitization Trust 2022-B, A 144A 4.770%, 10/15/29(2)	1,788	1,772
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	1,753	1,765
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	7,261	7,277
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(2)	4,594	4,384
2021-A, B 144A 1.760%, 3/8/28(2)	3,883	3,698
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(2)	11,440	10,556
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(2)	2,610	2,500
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	5,519	5,418
Upstart Securitization Trust
2021-2, B 144A 1.750%, 6/20/31(2)	2,111	2,099
2022-2, A 144A 4.370%, 5/20/32(2)	820	817

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Consumer Loans—continued
2023-1, A 144A 6.590%, 2/20/33(2)	$ 1,910	$ 1,912
		61,723

Credit Card—1.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	4,030	3,868
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	9,020	8,628
Mercury Financial Credit Card Master Trust
2022-1A, A 144A 2.500%, 9/21/26(2)	9,265	9,011
2023-1A, A 144A 8.040%, 9/20/27(2)	15,394	15,562
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(2)	4,804	4,809
2023-B, A 144A 7.690%, 11/15/28(2)	7,720	7,801
		49,679

Equipment—0.6%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(2)	3,750	3,662
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(2)	13,052	11,657
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(2)	9,548	9,372
		24,691

Other—10.4%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(2)	12,166	12,321
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(2)	13,750	12,323
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(2)	1,830	1,777
2021-1A, C 144A 1.750%, 6/21/27(2)	5,388	5,170
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	2,458	2,477
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	11,197	11,480
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	427	425
2019-A, A 144A 3.140%, 7/16/40(2)	1,724	1,623
2019-A, C 144A 4.010%, 7/16/40(2)	15,680	14,444
2020-AA, B 144A 2.790%, 7/17/46(2)	2,160	1,938
2020-AA, D 144A 7.150%, 7/17/46(2)	7,435	6,545
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	16,458	15,015
	Par Value(1)	Value

Other—continued
Arm Master Trust LLC 2023-T1, A 144A 6.562%, 2/17/25(2)	$ 1,488	$ 1,488
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(2)	7,505	6,844
2023-B, A 144A 6.920%, 12/17/36(2)	1,136	1,154
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(2)	2,220	2,189
2020-A, B 144A 2.490%, 2/28/36(2)	2,915	2,698
2022-A, B 144A 4.610%, 9/28/37(2)	2,143	2,034
2023-A, A 144A 5.770%, 11/15/38(2)	6,742	6,774
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	13,163	11,678
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(2)	1,415	1,371
2023-1, A2 144A 5.820%, 9/16/30(2)	4,895	4,925
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	8,095	7,481
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(2)	854	835
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(2)	5,419	5,440
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(2)	6,258	6,108
2023-1, A2 144A 5.990%, 3/15/32(2)	12,036	11,957
2023-2, B 144A 6.410%, 5/15/34(2)	2,800	2,845
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(2)	1,011	942
2021-1A, B 144A 2.050%, 11/21/33(2)	453	424
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	10,017	10,233
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(2)	11,811	11,197
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	8,040	8,531
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	380	377
2021-1A, A 144A 1.270%, 5/15/41(2)	7,498	6,705
2023-1A, A 144A 5.670%, 12/15/43(2)	3,276	3,275
2023-2A, A 144A 6.530%, 6/15/49(2)	10,030	10,223
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(2)	4,493	4,435
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	4,151	3,646
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(2)	9,361	8,612

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	$ 19,230	$ 16,892
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(2)	1,311	1,275
2022-1D, B 144A 4.100%, 6/20/34(2)	2,743	2,646
2022-2A, C 144A 5.570%, 1/25/37(2)	760	740
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	1,304	1,230
Hotwire Funding LLC
2021-1, C 144A 4.459%, 11/20/51(2)	6,405	5,425
2023-1A, A2 144A 5.687%, 5/20/53(2)	5,500	5,452
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	8,024	7,381
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	19,017	18,005
Lendingpoint Asset Securitization Trust 2022-C, A 144A 6.560%, 2/15/30(2)	1,270	1,269
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(2)	10,385	9,338
Libra Solutions LLC
2022-1A, A 144A 4.750%, 5/15/34(2)	932	930
2023-1A, A 144A 7.000%, 2/15/35(2)	3,055	3,052
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(2)	7,802	6,856
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	1,189	1,162
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	6,215	6,230
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(2)	1,432	1,313
2023-1A, B 144A 5.420%, 10/20/40(2)	6,323	6,289
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	1,437	1,384
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	3,843	3,312
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	9,296	8,347
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(2)	5,495	5,313
2023-A, B 144A 6.830%, 6/17/30(2)	7,120	7,229
Oasis Securitization Funding LLC 2021-2A, A 144A 2.143%, 10/15/33(2)	851	844
Octane Receivables Trust
2020-1A, B 144A 1.980%, 6/20/25(2)	322	321
2021-1A, A 144A 0.930%, 3/22/27(2)	1,366	1,345
2021-1A, B 144A 1.530%, 4/20/27(2)	3,700	3,548
	Par Value(1)	Value

Other—continued
2023-1A, C 144A 6.370%, 9/20/29(2)	$ 2,000	$ 2,016
2023-3A, B 144A 6.480%, 7/20/29(2)	3,759	3,831
2023-3A, C 144A 6.740%, 8/20/29(2)	4,818	4,921
Oportun Funding LLC 2022-1, A 144A 3.250%, 6/15/29(2)	486	484
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	3,385	3,272
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	10,570	10,296
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(2)	13,104	12,785
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(2)	6,500	6,196
Sierra Timeshare Receivables Funding LLC
2019-1A, B 144A 3.420%, 1/20/36(2)	541	535
2019-2A, B 144A 2.820%, 5/20/36(2)	1,906	1,872
2020-2A, B 144A 2.320%, 7/20/37(2)	1,474	1,412
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	13,491	12,885
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(2)	5,698	5,039
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(2)	2,344	2,302
2022-1A, D 144A 6.680%, 11/26/29(2)	2,794	2,674
2023-1A, A 144A 7.270%, 3/26/29(2)	6,950	6,992
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(2)	2,717	2,590
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(2)	554	547
2022-1A, B 144A 2.288%, 8/20/36(2)	2,579	2,460
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	20,092	17,413
		457,609

Student Loan—0.0%
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(2)	41	41
Total Asset-Backed Securities (Identified Cost $1,171,217)		1,134,074

Corporate Bonds and Notes—27.2%
Communication Services—0.7%
Altice France S.A.
144A 5.125%, 7/15/29(2)	4,885	3,801
144A 5.500%, 10/15/29(2)	3,970	3,113
CCO Holdings LLC 144A 6.375%, 9/1/29(2)	1,585	1,563

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Communication Services—continued
CSC Holdings LLC 5.250%, 6/1/24	$ 4,800	$ 4,699
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(2)	5,040	3,024
Sprint Capital Corp. 6.875%, 11/15/28	6,685	7,243
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(2)	2,066	2,048
Telesat Canada 144A 6.500%, 10/15/27(2)	2,485	1,162
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	4,755	4,766
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(2)	3	1
		31,420

Consumer Discretionary—1.7%
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(2)	8,000	7,470
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	5,770	5,856
Clarios Global LP 144A 6.750%, 5/15/28(2)	590	602
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,447
6.800%, 5/12/28	2,130	2,225
Genuine Parts Co. 6.500%, 11/1/28	8,865	9,414
Hyundai Capital America 144A 6.500%, 1/16/29(2)	2,980	3,146
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(2)	5,345	5,337
MDC Holdings, Inc. 2.500%, 1/15/31	8,930	7,339
Newell Brands, Inc. 6.375%, 9/15/27(6)	7,121	7,070
Nissan Motor Acceptance Co. LLC
144A 6.950%, 9/15/26(2)	1,775	1,833
144A 7.050%, 9/15/28(2)	4,225	4,457
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	4,765	4,914
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(2)	183	197
Tapestry, Inc.
7.050%, 11/27/25	910	930
7.000%, 11/27/26	2,450	2,540
7.350%, 11/27/28	4,410	4,626
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	2,895	2,697
		76,100

Consumer Staples—0.6%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(2)	4,341	4,393
BAT Capital Corp. 4.700%, 4/2/27	7,700	7,621
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	6,625	6,205
Coty, Inc. 144A 6.625%, 7/15/30(2)	6,940	7,129
	Par Value(1)	Value

Consumer Staples—continued
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(2)	$ 2,990	$ 2,348
		27,696

Energy—4.3%
Aker BP ASA 144A 2.000%, 7/15/26(2)	1,890	1,742
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	5,740	5,773
Boardwalk Pipelines LP 4.950%, 12/15/24	10,405	10,332
BP Capital Markets plc 4.875% (7)	12,135	11,526
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(2)	9,020	9,005
Civitas Resources, Inc.
144A 8.375%, 7/1/28(2)	2,340	2,443
144A 8.625%, 11/1/30(2)	40	42
144A 8.750%, 7/1/31(2)	4,405	4,689
CrownRock LP
144A 5.625%, 10/15/25(2)	5,045	5,038
144A 5.000%, 5/1/29(2)	5,695	5,553
Ecopetrol S.A. 8.625%, 1/19/29	9,875	10,529
Enbridge, Inc. 7.375%, 1/15/83	11,650	11,456
Energy Transfer LP 4.200%, 4/15/27	8,610	8,364
EQM Midstream Partners LP 144A 7.500%, 6/1/27(2)	90	93
Genesis Energy LP 8.875%, 4/15/30	6,290	6,504
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)	4,315	4,185
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(2)	4,490	4,442
RegS 5.375%, 4/24/30(4)	3,550	3,512
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	7,000	7,039
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)	4,595	4,417
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	7,945	7,796
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	9,545	1,032
Petroleos Mexicanos 6.500%, 3/13/27	23,560	21,896
Saudi Arabian Oil Co. 144A 2.875%, 4/16/24(2)	17,260	17,065
Southwestern Energy Co. 5.375%, 2/1/29	4,090	3,991
Transocean, Inc. 144A 11.500%, 1/30/27(2)	5,045	5,272
USA Compression Partners LP 6.875%, 4/1/26	5,955	5,930
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(2)	6,175	5,603
Viper Energy, Inc. 144A 7.375%, 11/1/31(2)	1,075	1,113

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Western Midstream Operating LP 4.050%, 2/1/30	$ 4,740	$ 4,433
		190,815

Financials—10.1%
AerCap Ireland Capital DAC
2.450%, 10/29/26	6,290	5,824
3.000%, 10/29/28	695	635
144A 6.450%, 4/15/27(2)	2,365	2,449
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.579%, 8/15/53(5)	10,625	10,557
Banco Mercantil del Norte S.A. 144A 5.875% (2)(7)	11,295	10,339
Banco Santander Chile 144A 2.700%, 1/10/25(2)	7,545	7,298
Bank of America Corp.
3.841%, 4/25/25	4,915	4,883
1.734%, 7/22/27	13,290	12,176
2.551%, 2/4/28	6,080	5,632
(3 month Term SOFR + 1.032%) 6.424%, 2/5/26(5)	11,312	11,295
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	2,599	2,533
Barclays plc
7.325%, 11/2/26	3,430	3,543
7.385%, 11/2/28	3,215	3,436
Blackstone Private Credit Fund
2.625%, 12/15/26	5,165	4,679
4.000%, 1/15/29(6)	3,345	3,045
Block, Inc. 2.750%, 6/1/26	7,535	7,106
Blue Owl Credit Income Corp. 5.500%, 3/21/25	4,304	4,243
BPCE S.A. 144A 5.975%, 1/18/27(2)	6,390	6,440
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	9,140
Capital One Financial Corp. 6.312%, 6/8/29	7,118	7,302
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,272
Series H 4.000%(7)	6,721	5,308
Citadel Finance LLC 144A 3.375%, 3/9/26(2)	5,660	5,244
Citadel LP 144A 4.875%, 1/15/27(2)	1,055	1,027
Citigroup, Inc.
5.610%, 9/29/26	9,000	9,066
3.200%, 10/21/26	9,162	8,736
(SOFR + 1.280%) 6.691%, 2/24/28(5)(6)	8,147	8,131
Citizens Bank N.A. 2.250%, 4/28/25	9,235	8,828
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	8,908
Credit Suisse AG 7.950%, 1/9/25	4,910	5,018
	Par Value(1)	Value

Financials—continued
Danske Bank A/S
144A 3.773%, 3/28/25(2)	$ 6,075	$ 6,043
144A 1.621%, 9/11/26(2)	1,935	1,806
Deutsche Bank AG 6.819%, 11/20/29	1,700	1,790
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	15,930	14,654
Export-Import Bank Korea 3.250%, 8/12/26	7,800	7,499
Fifth Third Bancorp 4.055%, 4/25/28	2,565	2,445
Fifth Third Bank N.A. 5.852%, 10/27/25	4,530	4,518
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	23,866
3.850%, 1/26/27	6,630	6,448
Huntington Bancshares, Inc. 6.208%, 8/21/29	3,920	4,042
Huntington National Bank (The) 5.699%, 11/18/25	5,897	5,823
JPMorgan Chase & Co.
1.578%, 4/22/27	16,600	15,319
4.323%, 4/26/28	5,930	5,842
(SOFR + 1.180%) 6.588%, 2/24/28(5)	13,015	13,034
KeyBank N.A. (SOFR + 0.320%) 5.742%, 6/14/24(5)	6,755	6,680
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	7,870	7,415
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	8,415	7,051
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.717%, 4/20/67(5)	10,579	7,074
Morgan Stanley
2.188%, 4/28/26	6,000	5,764
2.475%, 1/21/28	10,911	10,127
6.296%, 10/18/28	1,604	1,680
3.772%, 1/24/29	6,000	5,722
MSCI, Inc. 144A 3.625%, 9/1/30(2)	6,679	6,043
Navient Corp. 5.875%, 10/25/24	7,452	7,452
OneMain Finance Corp. 6.875%, 3/15/25	7,400	7,491
State Street Corp.
5.751%, 11/4/26	6,169	6,264
5.684%, 11/21/29	2,545	2,631
Synchrony Financial
4.875%, 6/13/25	3,194	3,139
3.700%, 8/4/26	3,062	2,882
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	4,745
Toronto-Dominion Bank (The) 8.125%, 10/31/82	10,895	11,339
Truist Bank 3.625%, 9/16/25	8,785	8,491
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,795
UBS AG 5.650%, 9/11/28	6,700	6,949
UBS Group AG 144A 9.250% (2)(7)	4,345	4,687

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Wells Fargo & Co.
3.526%, 3/24/28	$ 9,000	$ 8,586
6.303%, 10/23/29	900	949
Series U 5.875%(5)(7)	6,935	6,863
		445,041

Health Care—1.9%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	7,120	6,732
Community Health Systems, Inc.
144A 6.125%, 4/1/30(2)	4,935	3,195
144A 5.250%, 5/15/30(2)	3,065	2,564
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	11,588
HCA, Inc. 5.200%, 6/1/28	4,461	4,507
Illumina, Inc.
5.800%, 12/12/25	4,445	4,460
5.750%, 12/13/27	5,005	5,138
IQVIA, Inc.
144A 5.700%, 5/15/28(2)	8,587	8,746
144A 6.250%, 2/1/29(2)	2,010	2,098
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,565
1.750%, 9/2/27	4,639	4,160
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	516	514
3.150%, 10/1/26	5,430	5,019
4.750%, 5/9/27	1,280	1,228
7.875%, 9/15/29	975	1,046
Universal Health Services, Inc. 1.650%, 9/1/26	12,600	11,464
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,743
Viatris, Inc.
2.300%, 6/22/27	8,330	7,555
144A 2.300%, 6/22/27(2)	—(8)	—(8)
		84,322

Industrials—2.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	11,144	10,829
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(2)	6,885	6,849
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	7,115	7,275
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	6,086	5,632
Boeing Co. (The) 4.875%, 5/1/25	4,191	4,170
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	9,068	7,750
Chart Industries, Inc. 144A 9.500%, 1/1/31(2)	2,890	3,139
Concentrix Corp. 6.650%, 8/2/26	5,425	5,561
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	8,984	7,636
	Par Value(1)	Value

Industrials—continued
GFL Environmental, Inc. 144A 6.750%, 1/15/31(2)	$ 410	$ 422
Hexcel Corp. 4.200%, 2/15/27	10,050	9,676
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	8,650	7,604
Icahn Enterprises LP
4.750%, 9/15/24	10,690	10,625
6.250%, 5/15/26	2,110	2,013
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	3,805	3,548
Regal Rexnord Corp.
144A 6.050%, 2/15/26(2)	2,680	2,710
144A 6.050%, 4/15/28(2)	4,590	4,646
144A 6.300%, 2/15/30(2)	4,698	4,820
Veralto Corp. 144A 5.350%, 9/18/28(2)	8,890	9,096
		114,001

Information Technology—0.9%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(2)	1,950	1,837
144A 4.000%, 7/1/29(2)	9,207	8,628
CDW LLC 3.276%, 12/1/28	1,441	1,321
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)(6)	1,440	1,369
144A 6.500%, 10/15/28(2)	2,165	1,964
Kyndryl Holdings, Inc.
2.050%, 10/15/26	5,026	4,574
2.700%, 10/15/28	2,815	2,481
Leidos, Inc. 3.625%, 5/15/25	7,850	7,646
SK Hynix, Inc. 144A 1.500%, 1/19/26(2)	4,710	4,338
Viasat, Inc. 144A 5.625%, 9/15/25(2)	7,025	6,850
		41,008

Materials—1.6%
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	12,755	12,174
Celanese U.S. Holdings LLC 3.500%, 5/8/24	8,694	8,612
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	2,230	2,238
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	8,105	8,031
Glencore Funding LLC 144A 1.625%, 9/1/25(2)	5,200	4,910
International Flavors & Fragrances, Inc. 144A 1.230%, 10/1/25(2)	7,666	7,096
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	3,120	3,062
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(2)	6,740	6,573
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	11,513	10,512

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Suzano Austria GmbH 2.500%, 9/15/28	$ 8,725	$ 7,632
		70,840

Real Estate—0.9%
EPR Properties 4.950%, 4/15/28	9,545	9,049
GLP Capital LP
5.250%, 6/1/25	7,340	7,314
5.750%, 6/1/28	1,863	1,880
5.300%, 1/15/29	2,731	2,715
Office Properties Income Trust 2.650%, 6/15/26	5,087	3,153
VICI Properties LP
144A 4.625%, 6/15/25(2)	1,305	1,282
144A 5.750%, 2/1/27(2)	6,370	6,389
144A 4.500%, 1/15/28(2)	1,710	1,631
144A 4.625%, 12/1/29(2)	3,420	3,223
144A 4.125%, 8/15/30(2)	1,780	1,621
		38,257

Utilities—1.9%
American Electric Power Co., Inc. 5.699%, 8/15/25	10,255	10,322
DPL, Inc. 4.125%, 7/1/25	1,596	1,556
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	7,110	7,356
Enel Finance America LLC 144A 7.100%, 10/14/27(2)	6,270	6,691
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	7,425	7,418
Ferrellgas LP 144A 5.375%, 4/1/26(2)	5,670	5,549
National Grid plc 5.602%, 6/12/28	4,481	4,617
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	4,792	4,835
NRG Energy, Inc. 144A 3.750%, 6/15/24(2)	14,667	14,496
Puget Energy, Inc. 2.379%, 6/15/28	7,558	6,755
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	12,363
		81,958

Total Corporate Bonds and Notes (Identified Cost $1,234,545)		1,201,458

Leveraged Loans—9.1%
Aerospace—0.8%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.358%, 2/15/29(5)	2,620	2,616
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.206%, 6/7/28(5)	6,961	6,963
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.166%, 10/20/27(5)	4,328	4,427
	Par Value(1)	Value

Aerospace—continued
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.770%, 6/21/27(5)	$ 3,658	$ 3,778
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.206%, 2/1/28(5)	6,169	6,177
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.598%, 8/24/28(5)	12,916	12,964
		36,925

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.206%, 11/8/27(5)	8,301	8,320
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.706%, 10/15/28(5)	4,159	4,166
		12,486

Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.360%, 12/22/26(5)	6,331	6,320
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 0.000%, 7/31/28(5)(9)	2,245	2,253
		8,573

Energy—0.4%
AL GCX Holdings LLC (1 month Term SOFR + 3.600%) 8.945%, 5/17/29(5)	1,674	1,674
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.177%, 12/21/28(5)	5,964	5,952
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.388%, 10/4/30(5)	1,325	1,324
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.710%, 10/5/28(5)	7,250	7,261
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(3)(10)	66	—
		16,211

Financials—0.5%
Acrisure LLC 2023, Tranche B (3 month Term SOFR + 4.500%) 9.888%, 10/18/30(5)	1,745	1,747
Avolon TLB Borrower 1 U.S. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.358%, 6/22/28(5)	5,973	5,983
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.138%, 6/15/25(5)	4,242	4,236

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.970%, 7/29/30(5)	$ 8,602	$ 8,612
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.383%, 6/27/29(5)	1,304	1,307
		21,885

Food / Tobacco—0.7%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.970%, 4/6/28(5)	4,656	4,655
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.706% - 11.750%, 5/16/29(5)	7,306	6,822
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.706%, 1/29/27(5)	8,948	8,951
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.630%, 7/12/29(5)	2,267	2,265
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.860%, 3/31/28(5)	6,325	6,259
		28,952

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.112%, 10/25/27(5)	1,795	1,797
Forest Prod / Containers—0.3%
Berry Global, Inc. Tranche AA (1 month Term SOFR + 1.864%) 7.222%, 7/1/29(5)	5,391	5,394
Mauser Packaging Solutions Holding Co. (1-3 month Term SOFR + 4.000%) 9.343% - 9355%, 8/14/26(5)	3,622	3,632
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.720%, 3/3/28(5)	4,980	4,945
		13,971

Gaming / Leisure—0.9%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.706%, 2/6/30(5)	3,330	3,335
Carnival Corp. (1 month Term SOFR + 3.000%) 8.357%, 8/9/27(5)	4,478	4,481
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.350%) 7.698%, 11/25/30(5)	6,095	6,100
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.000%) 7.455%, 11/6/30(5)	3,145	3,155
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.598%, 8/1/30(5)	1,490	1,495
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.608%, 1/5/29(5)	4,058	4,058
	Par Value(1)	Value

Gaming / Leisure—continued
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.220%, 3/13/28(5)	$ 5,973	$ 5,961
Raptor Acquisition Corp. Tranche B (3 month Term SOFR + 4.262%) 9.633%, 11/1/26(5)	2,512	2,519
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.465%, 4/16/29(5)	3,191	3,196
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.399%, 4/29/26(5)	6,213	6,229
		40,529

Health Care—0.5%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.356%, 2/22/28(5)	390	390
CHG Healthcare Services, Inc.
2023 (3 month Term SOFR + 3.750%) 9.145%, 9/29/28(5)	780	781
First Lien (1 month Term SOFR + 3.364%) 8.720%, 9/29/28(5)	2,337	2,337
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.706%, 4/20/29(5)	3,513	3,500
Phoenix Guarantor, Inc. Tranche B-3 (1 month Term SOFR + 3.614%) 8.970%, 3/5/26(5)	5,943	5,938
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.720%, 11/15/28(5)	2,112	2,123
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.356%, 3/6/27(5)	6,532	6,526
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.600%) 8.948%, 10/1/26(5)	2,357	2,367
		23,962

Housing—0.4%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.206%, 11/15/30(5)	1,450	1,452
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.220%, 3/18/29(5)	5,487	5,501
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.970%, 6/2/28(5)	3,314	3,315
2022 (1 month Term SOFR + 3.600%) 8.956%, 6/2/28(5)	737	736
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.721%, 9/22/28(5)	5,833	5,842
Summit Materials LLC Tranche B-2 (3 month Term SOFR + 2.500%) 7.827%, 11/30/28(5)	580	582
		17,428

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Information Technology—1.0%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.848%, 9/18/26(5)	$ 14,210	$ 14,260
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.720%, 9/21/28(5)	4,056	4,054
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.720%, 7/30/27(5)	2,214	2,220
Tranche D, First Lien (1 month Term SOFR + 3.750%) 9.106%, 7/30/27(5)	635	640
GTCR W Merger Sub LLC Tranche B (1 month Term SOFR + 3.000%) 0.000%, 9/20/30(5)(9)	2,635	2,645
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.587%, 1/31/31(5)	3,145	3,143
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.135%, 3/3/30(5)	6,439	6,454
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.764%, 5/3/27(5)	355	355
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.764%, 5/4/26(5)	8,777	8,791
		42,562

Manufacturing—0.5%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.994%, 10/8/27(5)	5,638	5,651
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.691%, 3/15/30(5)	4,297	4,300
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.970%, 10/21/28(5)	6,033	6,035
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.956%, 3/31/27(5)	4,822	4,825
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.206%, 2/23/29(5)	1,390	1,392
		22,203

Media / Telecom - Broadcasting—0.3%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.970%, 9/18/26(5)	4,264	4,263
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.720%, 3/15/26(5)	7,125	7,132
		11,395

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B-2 (3 month Term SOFR + 1.750%) 7.133%, 2/1/27(5)	5,354	5,351
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—continued
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.606%, 9/18/30(5)	$ 7,715	$ 7,585
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.862%, 1/18/28(5)	8,086	7,798
DIRECTV Financing LLC (3 month Term SOFR + 5.262%) 10.650%, 8/2/27(5)	5,833	5,826
		26,560

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.390%, 10/30/30(5)	2,066	2,071
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.507%, 4/11/29(5)	6,249	5,694
		7,765

Metals / Minerals—0.0%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.856%, 8/19/30(5)	1,227	1,230
Retail—0.2%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.598%, 10/28/30(5)	2,960	2,966
PetsMart LLC (1 month Term SOFR + 3.850%) 9.206%, 2/11/28(5)	4,755	4,695
		7,661

Service—0.8%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.220%, 2/4/28(5)	5,271	5,281
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.633%, 4/20/29(5)	2,899	2,898
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 2.850%) 8.205%, 2/6/26(5)	5,639	5,647
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.248%, 11/23/28(5)	5,868	5,872
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.470%, 1/21/28(5)	8,226	8,244
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.706%, 2/10/29(5)	3,473	3,469
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.470%, 3/28/25(5)	6,288	6,274
		37,685

Transportation - Automotive—0.2%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.106%, 5/6/30(5)	5,072	5,079

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.395%, 10/28/27(5)	$ 3,262	$ 3,035
		8,114

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.220%, 8/1/25(5)	8,718	8,735
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.606%, 8/7/29(5)	1,650	1,655
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 7.356%, 12/20/30(5)	4,193	4,192
		14,582

Total Leveraged Loans (Identified Cost $401,013)		402,476

	Shares
Preferred Stock—0.1%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	4,159(11)	4,011
Total Preferred Stock (Identified Cost $4,159)		4,011

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(10)(12)	98,789	127
Total Rights (Identified Cost $84)		127

Total Long-Term Investments—97.8% (Identified Cost $4,467,893)		4,315,128

Short-Term Investments—0.9%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(13)	14,527,520	14,528
Total Money Market Mutual Fund (Identified Cost $14,528)		14,528

	Par Value
U.S. Government Security—0.5%
U.S. Treasury Bill 0.000%, 2/29/24(14)	$ 23,165	22,969
Total U.S. Government Security (Identified Cost $22,968)		22,969

Total Short-Term Investments (Identified Cost $37,496)		37,497

	Shares	Value
Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(13)(15)	4,362,742	$ 4,363
Total Securities Lending Collateral (Identified Cost $4,363)		4,363

TOTAL INVESTMENTS—98.8% (Identified Cost $4,509,752)		$4,356,988
Other assets and liabilities, net—1.2%		53,867
NET ASSETS—100.0%		$4,410,855

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Foreign Currencies:
BRL	Brazilian Real

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $2,631,683 or 59.7% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	Amount is less than $500 (not in thousands).
(9)	This loan will settle after December 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
(14)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Canada	2
Mexico	1
United Kingdom	1
Cayman Islands	1
Saudi Arabia	1
Netherlands	1
Other	3
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$330,270	$—	$330,270	$—
Municipal Bond	3,539	—	3,539	—
Foreign Government Securities	95,893	—	95,893	—
Mortgage-Backed Securities	1,166,249	—	1,166,249	—
Asset-Backed Securities	1,134,074	—	1,134,074	—
Corporate Bonds and Notes	1,201,458	—	1,201,458	—
Leveraged Loans	402,476	—	402,476	—(1)
Equity Securities:
Preferred Stock	4,011	—	4,011	—
Rights	127	—	—	127
Money Market Mutual Fund	14,528	14,528	—	—
Securities Lending Collateral	4,363	4,363	—	—
Total Investments	$4,356,988	$18,891	$4,337,970	$127

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $11,672 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.